Summary of Significant Accounting Policies - Cash, Cash Equivalents and Restricted Cash (Details) - USD ($)	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Cash, Cash Equivalents and Restricted Cash
Restricted cash - current portion	$ 3,293,189	$ 3,264,145
Guarantee deposit for loan facility provided by the bank	3,100,000
Long-term restricted cash	$ 21,700,000	$ 21,689,436